U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                             Please print or type.


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1.  Name and address of issuer:
                                      Norwest Funds
                                      Two Portland Square
                                      Portland, Maine 04101

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2.  Name of each series or class of funds for which this notice is filed:

                    Cash Investment Fund - A Shares
                    Colorado Tax-Free Fund - A Shares
                    Colorado Tax-Free Fund - B Shares
                    Colorado Tax-Free Fund - I Shares
                    Conservative Balanced Fund - I Shares
                    Contrarian Stock Fund - A Shares
                    Contrarian Stock Fund - B Shares
                    Contrarian Stock Fund - I Shares
                    Diversified Bond Fund - I Shares
                    Diversified Equity Fund - A Shares
                    Diversified Equity Fund - B Shares
                    Diversified Equity Fund - I Shares
                    Growth Balanced Fund - I Shares
                    Growth Equity Fund - A Shares
                    Growth Equity Fund - B Shares
                    Growth Equity Fund - I Shares
                    Income Equity Fund - A Shares
                    Income Equity Fund - B Shares
                    Income Equity Fund - I Shares
                    Income Fund - A Shares
                    Income Fund - B Shares
                    Income Fund - I Shares
                    Index Fund - I Shares
                    Intermediate Gov't Income Fund - A Shares
                    Intermediate Gov't Income Fund - B Shares
                    Intermediate Gov't Income Fund - I Shares
                    International Fund - A Shares
                    International Fund - B Shares
                    International Fund - I Shares
                    Limited Term Tax-Free Fund - I Shares
                    Large Company Growth Fund - I Shares

                    Minnesota Tax-Free Fund - A Shares
                    Minnesota Tax-Free Fund - B Shares
                    Minnesota Tax-Free Fund - I Shares
                    Moderate Balanced Fund - I Shares
                    Municipal Money Market Fund - Investor Shares Municipal Money Market Fund - Institutional Shares Ready Cash Investment Fund - Investor Shares
                    Ready Cash Investment Fund - Exchange Shares
                    Ready Cash Investment Fund - Institutional Shares Small Cap Opportunities Fund - A Shares
                    Small Cap Opportunities - B Shares
                    Small Cap Opportunities Fund - I Shares
                    Small Company Growth Fund - I Shares
                    Small Company Stock Fund - A Shares
                    Small Company Stock Fund - B Shares
                    Small Company Stock Fund - I Shares
                    Stable Income Fund - A Shares
                    Stable Income Fund - B Shares
                    Stable Income Fund - I Shares
                    Tax-Free Income Fund - A Shares
                    Tax-Free Income Fund - B Shares
                    Tax-Free Income Fund - I Shares
                    Total Return Bond Fund - A Shares
                    Total Return Bond Fund - B Shares
                    Total Return Bond Fund - I Shares
                    Treasury Fund - A Shares
                    U.S. Government Fund - A Shares
                    Value Growth Stock Fund - A Shares
                    Value Growth Stock Fund - B Shares
                    Value Growth Stock Fund - I Shares

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3.  Investment Company Act File Number:     811-4881

    Securities Act File Number:             33-9645

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4.  Last day of fiscal year for which this notice is filed:

                                  May 31, 1997

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5.   Check box if this  notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                      [    ]


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6.  Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable (see Instruction A.6):

                                      N/A

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7.   Number and amount of  securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                 0 (zero) Shares


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8.  Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

                                 0 (zero) Shares


--------------------------------------------------------------------------------
9.  Number and aggregate sale price of securities sold during the fiscal year:


                                                                    Dollars                                                  Shares
                                                                    -------                                                  ------
Cash Investment Fund - A Shares                             $10,245,808,710                                          10,245,808,710
Colorado Tax-Free Fund - A Shares                                $2,987,453                                                 288,701
Colorado Tax-Free Fund - B Shares                                $1,230,497                                                 121,763
Colorado Tax-Free Fund - I Shares                                $6,002,260                                                 593,346
Conservative Balanced Fund - I Shares                           $44,793,295                                               2,476,687
Contrarian Stock Fund - A Shares                                   $336,609                                                  32,809
Contrarian Stock Fund - B Shares                                   $136,856                                                  14,691
Contrarian Stock Fund - I Shares                                 $4,984,251                                                 517,775
Diversified Bond Fund - I Shares                                $69,870,339                                               2,697,330
Diversified Equity Fund - A Shares                              $23,091,261                                                 693,725
Diversified Equity Fund - B Shares                              $28,436,386                                                 879,712
Diversified Equity Fund - I Shares                             $317,281,641                                               9,865,395
Growth Balanced Fund - I Shares                                $172,629,416                                               7,432,395
Growth Equity Fund - A Shares                                   $14,521,136                                                 476,581
Growth Equity Fund - B Shares                                    $7,492,713                                                 256,491
Growth Equity Fund - I Shares                                  $278,531,734                                               9,537,318
Income Equity Fund - A Shares                                   $14,849,287                                                 485,636
Income Equity Fund - B Shares                                   $14,867,966                                                 495,732
Income Equity Fund - I Shares                                  $181,887,478                                               6,150,091
Income Fund - A Shares                                           $1,501,626                                                 156,322
Income Fund - B Shares                                           $1,182,590                                                 127,058
Income Fund - I Shares                                          $34,608,202                                               3,714,034
Index Fund - I Shares                                          $310,203,185                                               8,940,812
Intermediate Gov't Income Fund - A Shares                        $1,860,389                                                 166,489
Intermediate Gov't Income Fund - B Shares                        $1,933,727                                                 176,799
Intermediate Gov't Income Fund - I Shares                       $50,359,355                                               4,606,195
International Fund - A Shares                                    $1,381,442                                                  65,751
International Fund - B Shares                                      $698,862                                                  35,264
International Fund - I Shares                                   $91,446,168                                               4,576,938
Limited Term Tax-Free Fund - I Shares                           $41,626,870                                               4,016,867
Large Company Growth Fund - I Shares                            $47,260,989                                               1,652,358
Minnesota Tax-Free Fund - A Shares                               $4,723,287                                                 437,730
Minnesota Tax-Free Fund - B Shares                               $3,224,579                                                 308,025
Minnesota Tax-Free Fund - I Shares                               $8,627,109                                                 824,410


Moderate Balanced Fund - I Shares                              $137,898,190                                               6,698,624
Municipal Money Market Fund -  Investor Shares                 $122,977,685                                             122,977,685
Municipal Money Market Fund - Institutional Shares           $1,797,176,190                                           1,797,176,190
Ready Cash Investment Fund - Investor Shares                   $646,237,916                                             646,237,916
Ready Cash Investment Fund - Exchange Shares                     $1,276,740                                               1,276,740
Ready Cash Investment Fund - Institutional Shares            $3,780,362,462                                           3,780,362,462
Small Cap Opportunities Fund - A Shares                            $512,152                                                  26,610
Small Cap Opportunities Fund - B Shares                            $145,750                                                   7,999
Small Cap Opportunities Fund - I Shares                         $75,046,327                                               4,194,586
Small Company Growth Fund - I Shares                           $165,305,849                                               5,498,650
Small Company Stock Fund - A Shares                              $3,020,761                                                 223,066
Small Company Stock Fund - B Shares                              $1,495,469                                                 117,745
Small Company Stock Fund - I Shares                             $61,805,751                                               4,772,740
Stable Income Fund - A Shares                                    $1,469,683                                                 141,888
Stable Income Fund - B Shares                                      $727,995                                                  71,114
Stable Income Fund - I Shares                                   $66,513,759                                               6,495,612
Tax-Free Income Fund - A Shares                                  $8,019,088                                                 779,835
Tax-Free Income Fund - B Shares                                  $2,128,436                                                 214,775
Tax-Free Income Fund - I Shares                                 $41,425,099                                               4,155,393
Total Return Bond Fund - A Shares                                $1,837,513                                                 188,923
Total Return Bond Fund - B Shares                                  $777,527                                                  82,507
Total Return Bond Fund - I Shares                               $47,163,306                                               5,004,304
Treasury Fund -  A Shares                                    $3,723,982,963                                           3,723,982,963
U.S. Government Fund -  A Shares                             $7,077,298,371                                           7,077,298,371
Value Growth Stock Fund - A Shares                               $4,874,531                                                 205,765
Value Growth Stock Fund - B Shares                               $1,677,673                                                  73,731
Value Growth Stock Fund - I Shares                              $30,968,552                                               1,332,971
                                                        ---------------------------------------------------------------------------
                                                            $29,832,503,406                                          27,508,229,105

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10.   Number and aggregate sale price of securities  sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:


                                                                    Dollars                                                  Shares
                                                                    -------                                                  ------
Cash Investment Fund - A Shares                             $10,245,808,710                                          10,245,808,710
Colorado Tax-Free Fund - A Shares                                $2,987,453                                                 288,701
Colorado Tax-Free Fund - B Shares                                $1,230,497                                                 121,763
Colorado Tax-Free Fund - I Shares                                $6,002,260                                                 593,346
Conservative Balanced Fund - I Shares                           $44,793,295                                               2,476,687
Contrarian Stock Fund - A Shares                                   $336,609                                                  32,809
Contrarian Stock Fund - B Shares                                   $136,856                                                  14,691
Contrarian Stock Fund - I Shares                                 $4,984,251                                                 517,775
Diversified Bond Fund - I Shares                                $69,870,339                                               2,697,330
Diversified Equity Fund - A Shares                              $23,091,261                                                 693,725
Diversified Equity Fund - B Shares                              $28,436,386                                                 879,712
Diversified Equity Fund - I Shares                             $317,281,641                                               9,865,395
Growth Balanced Fund - I Shares                                $172,629,416                                               7,432,395
Growth Equity Fund - A Shares                                   $14,521,136                                                 476,581
Growth Equity Fund - B Shares                                    $7,492,713                                                 256,491
Growth Equity Fund - I Shares                                  $278,531,734                                               9,537,318


Income Equity Fund - A Shares                                   $14,849,287                                                 485,636
Income Equity Fund - B Shares                                   $14,867,966                                                 495,732
Income Equity Fund - I Shares                                  $181,887,478                                               6,150,091
Income Fund - A Shares                                           $1,501,626                                                 156,322
Income Fund - B Shares                                           $1,182,590                                                 127,058
Income Fund - I Shares                                          $34,608,202                                               3,714,034
Index Fund - I Shares                                          $310,203,185                                               8,940,812
Intermediate Gov't Income Fund - A Shares                        $1,860,389                                                 166,489
Intermediate Gov't Income Fund - B Shares                        $1,933,727                                                 176,799
Intermediate Gov't Income Fund - I Shares                       $50,359,355                                               4,606,195
International Fund - A Shares                                    $1,381,442                                                  65,751
International Fund - B Shares                                      $698,862                                                  35,264
International Fund - I Shares                                   $91,446,168                                               4,576,938
Limited Term Tax-Free Fund - I Shares                           $41,626,870                                               4,016,867
Large Company Growth Fund - I Shares                            $47,260,989                                               1,652,358
Minnesota Tax-Free Fund - A Shares                               $4,723,287                                                 437,730
Minnesota Tax-Free Fund - B Shares                               $3,224,579                                                 308,025
Minnesota Tax-Free Fund - I Shares                               $8,627,109                                                 824,410
Moderate Balanced Fund - I Shares                              $137,898,190                                               6,698,624
Municipal Money Market Fund -  Investor Shares                 $122,977,685                                             122,977,685
Municipal Money Market Fund - Institutional Shares           $1,797,176,190                                           1,797,176,190
Ready Cash Investment Fund - Investor Shares                   $646,237,916                                             646,237,916
Ready Cash Investment Fund - Exchange Shares                     $1,276,740                                               1,276,740
Ready Cash Investment Fund - Institutional Shares            $3,780,362,462                                           3,780,362,462
Small Cap Opportunities Fund - A Shares                            $512,152                                                  26,610
Small Cap Opportunities Fund - B Shares                            $145,750                                                   7,999
Small Cap Opportunities Fund - I Shares                         $75,046,327                                               4,194,586
Small Company Growth Fund - I Shares                           $165,305,849                                               5,498,650
Small Company Stock Fund - A Shares                              $3,020,761                                                 223,066
Small Company Stock Fund - B Shares                              $1,495,469                                                 117,745
Small Company Stock Fund - I Shares                             $61,805,751                                               4,772,740
Stable Income Fund - A Shares                                    $1,469,683                                                 141,888
Stable Income Fund - B Shares                                      $727,995                                                  71,114
Stable Income Fund - I Shares                                   $66,513,759                                               6,495,612
Tax-Free Income Fund - A Shares                                  $8,019,088                                                 779,835
Tax-Free Income Fund - B Shares                                  $2,128,436                                                 214,775
Tax-Free Income Fund - I Shares                                 $41,425,099                                               4,155,393
Total Return Bond Fund - A Shares                                $1,837,513                                                 188,923
Total Return Bond Fund - B Shares                                  $777,527                                                  82,507
Total Return Bond Fund - I Shares                               $47,163,306                                               5,004,304
Treasury Fund -  A Shares                                    $3,723,982,963                                           3,723,982,963
U.S. Government Fund -  A Shares                             $7,077,298,371                                           7,077,298,371
Value Growth Stock Fund - A Shares                               $4,874,531                                                 205,765
Value Growth Stock Fund - B Shares                               $1,677,673                                                  73,731
Value Growth Stock Fund - I Shares                              $30,968,552                                               1,332,971
                                                        ---------------------------------------------------------------------------
                                                            $29,832,503,406                                          27,508,229,105

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11.   Number and  aggregate  sale price of  securities  issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

      Securities issued during the fiscal year in connection with dividend reinvestment plans are included in the securities reported in Item 9.


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12. Calculation of registration fee:

(i)  Aggregate sale price of securities  sold during
     the fiscal year in reliance on Rule 24f-2
     (from Item 10):                                             $29,832,503,406

(ii) Aggregate price of shares issued in connection
     with dividend  reinvestment plans (from Item 11,
     if applicable):                                                          0*

(iii)Aggregate  price of shares  redeemed or repurchased
     during the fiscal year (if applicable):                   ($27,755,077,449)

(iv) Aggregate price of shares redeemed or repurchased
     and previously applied as a reduction to filing fees
     pursuant to Rule 24e-2 (if applicable):                                   0

(v)  Net aggregate price of securities sold and issued
     during the fiscal year in reliance on Rule 24f-2
     [line (i), plus line (ii), less line (iii),
     plus line (iv)] (if applicable):                             $2,077,425,957
                                                             -------------------

(vi) Multiplier  prescribed  by Section  6(b) of the
     Securities  Act of 1933 or other applicable law
     or regulation (see Instruction C.6):                                 1/3300

(vii)Fee due [line (i) or line (v) multiplied by line (vi)]:         $629,523.02
                                                             ===================


* SHARES ISSUED IN CONNECTION WITH DIVIDEND REINVESTMENT PLANS ARE INCLUDED IN THE SECURITIES REPORTED IN ITEM 9.

INSTRUCTION:  ISSUERS SHOULD COMPLETE LINES (II),  (III),  (IV), AND (V) ONLY IF
     THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. SEE INSTRUCTION C.3.
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13.   Check  box  if  fees  are  being  remitted  to  the  Commission's  lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                      [X]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                  July 28, 1997


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

                                   SIGNATURES

This report has been signed by the following persons on behalf of the issuer and in the capacities an on the dates indicated.

By (Signature and Title)*             /s/  David I. Goldstein, Vice President
                                           and Secretary
                                           -------------------------------------

                                           David I. Goldstein, Vice President
                                           and Secretary

Date:   July 28, 1997

* Please print the name and title of the signing officer below the signature.

--------------------------------------------------------------------------------

                                 SEWARD & KISSEL
                               1200 G Street, N.W.
                                Washington, D.C.

                            Telephone: (202) 737-8833
                            Facsimile: (202) 737-5184

                                                                   July 28, 1997

Norwest Funds
Two Portland Square
Portland, Maine 04101

Dear Sir or Madam:

     We have acted as counsel for Norwest Funds (formerly Norwest Advantage Funds), a Delaware business trust (the "Trust"), in connection with the Trust's Rule 24f-2 Notice to be filed pursuant to Rule 24f-2 (the "Rule") under the Investment Company Act of 1940, as amended, to report the sale of 27,508,229,105 shares of beneficial interest of the Trust (the "Shares"), during the Trust's fiscal year ended May 31, 1997 in reliance upon the Rule pursuant to the indefinite registration of such shares under the Securities Act of 1933, as amended. The Shares so sold consist of the following:

     10,245,808,710    Cash Investment Fund - A Shares
            288,701    Colorado Tax-Free Fund - A Shares
            121,763    Colorado Tax-Free Fund - B Shares
            593,346    Colorado Tax-Free Fund - I Shares
          2,476,687    Conservative Balanced Fund - I Shares
             32,809    Contrarian Stock Fund - A Shares
             14,691    Contrarian Stock Fund - B Shares
            517,775    Contrarian Stock Fund - I Shares
          2,697,330    Diversified Bond Fund - I Shares
            693,725    Diversified Equity Fund - A Shares
            879,712    Diversified Equity Fund - B Shares
          9,865,395    Diversified Equity Fund - I Shares
          7,432,395    Growth Balanced Fund - I Shares
            476,581    Growth Equity Fund - A Shares
            256,491    Growth Equity Fund - B Shares
          9,537,318    Growth Equity Fund - I Shares
            485,636    Income Equity Fund - A Shares
            495,732    Income Equity Fund - B Shares
          6,150,091    Income Equity Fund - I Shares
            156,322    Income Fund - A Shares
            127,058    Income Fund - B Shares
          3,714,034    Income Fund - I Shares
          8,940,812    Index Fund - I Shares
            166,489    Intermediate Gov't Income Fund - A Shares
            176,799    Intermediate Gov't Income Fund - B Shares
          4,606,195    Intermediate Gov't Income Fund - I Shares

Norwest Funds                           2                          July 28, 1997

             65,751    International Fund - A Shares
             35,264    International Fund - B Shares
          4,576,938    International Fund - I Shares
          4,016,867    Limited Term Tax-Free Fund - I Shares
          1,652,358    Large Company Growth Fund -I Shares
            437,730    Minnesota Tax-Free Fund - A Shares
            308,025    Minnesota Tax-Free Fund - B Shares
            824,410    Minnesota Tax-Free Fund - I Shares
          6,698,624    Moderate Balanced Fund - I Shares
        122,977,685    Municipal Money Market Fund - Investor Shares
      1,797,176,190    Municipal Money Market Fund - Institutional Shares
        646,237,916    Ready Cash Investment Fund - Investor Shares
          1,276,740    Ready Cash Investment Fund - Exchange Shares
      3,780,362,462    Ready Cash Investment Fund - Institutional Shares
             26,610    Small Cap Opportunities Fund - A Shares
              7,999    Small Cap Opportunities Fund - B Shares
          4,194,586    Small Cap Opportunities Fund - I Shares
          5,498,650    Small Company Growth Fund - I Shares
            223,066    Small Company Stock Fund - A Shares
            117,745    Small Company Stock Fund - B Shares
          4,772,740    Small  Company Stock Fund - I Shares
            141,888    Stable Income Fund - A Shares
             71,114    Stable Income Fund - B Shares
          6,495,612    Stable Income Fund - I Shares
            779,835    Tax-Free Income Fund - A Shares
            214,775    Tax-Free Income Fund - B Shares
          4,155,393    Tax-Free Income Fund - I Shares
            188,923    Total Return Bond Fund - A Shares
             82,507    Total Return Bond Fund - B Shares
          5,004,304    Total Return Bond Fund - I Shares
      3,723,982,963    Treasury Fund - A Shares
      7,077,298,371    U.S. Government Fund - A Shares
            205,765    Value Growth Stock Fund - A Shares
             73,731    Value Growth Stock Fund - B Shares
          1,332,971    Value Growth Stock Fund - I Shares

     As counsel for the Trust, we have examined and relied upon such records of the Trust and other documents and certificates as to factual matters as we have deemed to be necessary to render the opinion expressed herein.

Norwest Funds                        3                             July 28, 1997

     Based upon such examination, we are of the opinion that the Shares so sold in reliance upon the Rule were duly authorized and legally issued and, upon their issuance, were fully paid and non-assessable shares of beneficial interest of the Trust under the laws of the State of Delaware.

     Our opinion above stated is expressed as members of the bars of the District of Columbia and the State of New York.

     We hereby consent to the filing of this opinion with the Securities and Exchange Commission as an exhibit to the Trust's Rule 24f-2 Notice.


                                                     Very truly yours,

                                                     /s/ Seward & Kissel
                                                     ---------------------------